Shareholders' Equity (Narrative) (Details) (USD $)	1 Months Ended		12 Months Ended			1 Months Ended
	Nov. 30, 2012	Nov. 30, 2011	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Jan. 31, 2007	Dec. 31, 2011	Sep. 30, 2011
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Options exercisable			61,220	190,300	1,271,266
Percent vested and exercisable from the second anniversary of the commencement date			50.00%
Additional percentage vested and exercisable from the third anniversary of the commencement date			25.00%
Remaining percentage vested and exercisable from the third anniversary of the commencement date			25.00%
Options expiration date		2013
Compensation expense	$ 2,400,000	$ 980,000
Aggregate intrinsic value of outstanding options			1,451,000	3,378,000
Total intrinsic value of options exercised			1,858,000
Expected cost recognition period, in years			2 years
Options vested and expected to be vested			103,886
Options, outstanding, weighted average exercise price			$ 46.81	$ 48.09	$ 36.95		$ 37.07
Aggregate intrinsic value of exercisable options			1,447,000
Compensation expense recognized in income statement			322,000	440,000	3,028,000
Stock repurchase program, number of shares authorized to be repurchased								1,000,000
Stock repurchased during period, shares			0	759,632	240,368
Treasury stock, value, acquired				26,006,000	10,101,000
2007 Stock Option Plan
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Options vested period from the date of grant, years						5 years
Options available for future grant under the Plan			96,426
Elbit Systems' Stock Options Plans
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Options exercisable						1,250,000
Total unrecognized compensation cost related to share-based compensation arrangements granted			222,000
Regular Options | 2007 Stock Option Plan
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Options exercisable						1,250,000
Cashless Options | 2007 Stock Option Plan
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Options exercisable						1,250,000
Phantom Options
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Period measuring the average closing price, in days			30 days
Compensation expense			$ 10,402	$ 5,055	$ 312
Options allocated for Plan			1,844,632
Available for grant, basic price			$ 49.1
Percentage limited increase of benefit to be paid in the share price			100.00%